Financial Instruments - Exposure to Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	$ 283,550	$ 167,113	$ 120,564
Deferred tax assets and liabilities	(128,832)	(117,461)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	91,354	141,095
Other current and non-current assets	49,761	78,877
Income taxes receivable (payable), current and non- current	(43,669)	(37,392)
Accounts payable and accrued liabilities and non- current liabilities	(161,744)	(162,536)
Deferred tax assets and liabilities	(165,918)	(158,527)
Canadian Dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	60,507	117,956
Other current and non-current assets	3,389	4,952
Income taxes receivable (payable), current and non- current	0	0
Accounts payable and accrued liabilities and non- current liabilities	(27,448)	(24,310)
Deferred tax assets and liabilities	0	0
Mexican Peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	1,159	1,020
Other current and non-current assets	7,681	29,895
Income taxes receivable (payable), current and non- current	(14,930)	3,550
Accounts payable and accrued liabilities and non- current liabilities	(25,985)	(45,050)
Deferred tax assets and liabilities	(64,584)	(73,017)
Argentine Peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	12,488	7,175
Other current and non-current assets	20,358	16,878
Income taxes receivable (payable), current and non- current	1,502	1,513
Accounts payable and accrued liabilities and non- current liabilities	(19,525)	(14,543)
Deferred tax assets and liabilities	(13)	0
Bolivian Boliviano | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	8,397	571
Other current and non-current assets	499	218
Income taxes receivable (payable), current and non- current	(7,943)	(3,159)
Accounts payable and accrued liabilities and non- current liabilities	(23,914)	(19,402)
Deferred tax assets and liabilities	(6,954)	(7,700)
European Euro | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	49	3
Other current and non-current assets	0	0
Income taxes receivable (payable), current and non- current	0	0
Accounts payable and accrued liabilities and non- current liabilities	0	0
Deferred tax assets and liabilities	0	0
Peruvian Sol | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	8,585	13,917
Other current and non-current assets	17,295	26,257
Income taxes receivable (payable), current and non- current	(22,207)	(39,296)
Accounts payable and accrued liabilities and non- current liabilities	(54,953)	(54,672)
Deferred tax assets and liabilities	(94,367)	(77,810)
Guatemala quetzal | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	169	453
Other current and non-current assets	539	677
Income taxes receivable (payable), current and non- current	(91)	0
Accounts payable and accrued liabilities and non- current liabilities	(9,919)	(4,559)
Deferred tax assets and liabilities	$ 0	$ 0